Deferred compensation plans - Activity Relating to NIUs (Detail) - 12 months ended Mar. 31, 2015 - NIUs [Member] - $ / shares		Total
Outstanding
Outstanding (number of units), Beginning		37,102,579
Outstanding (number of units), Granted		23,536,020
Outstanding (number of units), Vested		(25,680,065)
Outstanding (number of units), Forfeited		(1,511,292)
Outstanding (number of units), Ending		33,447,242
Index price
Index price, Beginning	[1]	$ 4,354
Index price, Granted	[1],[2]	4,501
Index price, Vested	[1],[3]	4,601
Index price, Ending	[1],[4]	$ 4,650

[1]	The price of each unit is determined using 1/1000th of the index price.
[2]	Weighted-average index price used to determine number of awards granted.
[3]	Weighted-average index price used to determine the final cash settlement amount of the awards.
[4]	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2015.